       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                               (MET FLEX GVUL C)

                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED MAY 1, 2011
                        TO PROSPECTUS DATED MAY 1, 2011

This document is a supplement to the prospectus dated May 1, 2011 (the "prospectus") for the Group Variable Universal Life Insurance Policies and Certificates issued by Metropolitan Life Insurance Company ("We"). This supplement is not a complete prospectus, and must be accompanied by the prospectus. The prospectus describes the insurance features and other aspects of the Group Policy and the Certificates. In this supplement, we describe all of the Funds that are available for the Group Policies and the Certificates.

THE FUNDS

AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 1                       Freedom 2050 Portfolio
   American Funds Asset Allocation Fund                           Growth & Income Portfolio
   American Funds Bond Fund                                       Growth Opportunities Portfolio
   American Funds Cash Management Fund                            Growth Portfolio
   American Funds Global Growth Fund                              High Income Portfolio
   American Funds Global Small Capitalization Fund                Index 500 Portfolio
   American Funds Growth Fund                                     Investment Grade Bond Portfolio
   American Funds Growth-Income Fund                              Mid Cap Portfolio
   American Funds High-Income Bond Fund                           Money Market Portfolio
   American Funds International Fund                              Overseas Portfolio
   American Funds New World Fund(R)                            MET INVESTORS SERIES TRUST--CLASS A
   American Funds U.S. Government/AAA-Rated Securities Fund       BlackRock Large Cap Core Portfolio
DWS VARIABLE SERIES I--CLASS A                                    Janus Forty Portfolio
   DWS Bond VIP                                                   Lord Abbett Bond Debenture Portfolio
   DWS Capital Growth VIP                                         Met/Templeton Growth Portfolio
   DWS Global Small Cap Growth VIP                                MFS(R) Emerging Markets Equity Portfolio
     (formerly DWS Global Opportunities VIP)                   METROPOLITAN SERIES FUND, INC.--CLASS A
   DWS Growth & Income VIP                                        Barclays Capital Aggregate Bond Index Portfolio
   DWS International VIP                                          BlackRock Large Cap Value Portfolio
DWS VARIABLE SERIES II--CLASS A                                   BlackRock Legacy Large Cap Growth Portfolio
   DWS Balanced VIP                                               BlackRock Money Market Portfolio
   DWS Money Market VIP                                           MetLife Mid Cap Stock Index Portfolio
   DWS Small Mid Cap Growth VIP                                   MetLife Stock Index Portfolio
     (formerly DWS Small Cap Growth VIP)                          MFS(R) Total Return Portfolio
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--INITIAL CLASS            MFS(R) Value Portfolio
   Asset Manager: Growth(R) Portfolio                             Morgan Stanley EAFE(R) Index Portfolio
   Asset Manager/SM/ Portfolio                                    Russell 2000(R) Index Portfolio
   Balanced Portfolio                                          MFS(R) VARIABLE INSURANCE TRUST--INITIAL CLASS
   Contrafund(R) Portfolio                                        MFS(R) Core Equity Series
   Equity-Income Portfolio                                        MFS(R) Global Equity Series
   Freedom 2010 Portfolio                                         MFS(R) Growth Series
   Freedom 2020 Portfolio                                         MFS(R) High Income Series
   Freedom 2030 Portfolio                                         MFS(R) Investors Growth Stock Series
   Freedom 2040 Portfolio                                         MFS(R) Investors Trust Series

   MFS(R) Mid Cap Growth Series                 Putnam VT Income Fund
   MFS(R) New Discovery Series                  Putnam VT International Equity Fund
   MFS(R) Research Bond Series                  Putnam VT International Growth Fund
   MFS(R) Research Series                       Putnam VT International Value Fund
   MFS(R) Strategic Income Series               Putnam VT Investors Fund
   MFS(R) Total Return Series                   Putnam VT Money Market Fund
   MFS(R) Utilities Series                      Putnam VT Multi-Cap Growth Fund
   MFS(R) Value Series                            (formerly Putnam VT New Opportunities Fund)
PUTNAM VARIABLE TRUST--CLASS IA                 Putnam VT Voyager Fund
   Putnam VT Diversified Income Fund         T. ROWE PRICE EQUITY SERIES, INC.
   Putnam VT Equity Income Fund                 Equity Income Portfolio
   Putnam VT Global Asset Allocation Fund       New America Growth Portfolio
   Putnam VT Global Equity Fund                 Personal Strategy Balanced Portfolio
   Putnam VT Global Utilities Fund           T. ROWE PRICE FIXED INCOME SERIES, INC.
   Putnam VT Growth and Income Fund             Limited-Term Bond Portfolio
   Putnam VT High Yield Fund

FUND CHARGES AND EXPENSES

The following tables describes the fees and expenses that the Fund will pay and that therefore you will indirectly pay periodically during the time you own your Certificate.

The first table shows the minimum and maximum total operating expenses charged by the Funds for the fiscal year ended December 31, 2010. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.

The second table shows the annual operating expenses (in some cases before and after contractual fee waivers or expense reimbursements) charged by each Fund for the fiscal year ended December 31, 2010, as a percentage of the Fund's average daily net assets for the year.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                                       MINIMUM  MAXIMUM
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets, including management fees, distribution  0.10%    1.38%
and/or service (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------------------------------

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

-------------------------------------------------------------------------------------------------------------
                                         DISTRIBUTION           ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                            AND/OR              FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                             MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
FUND                            FEE          FEES      EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)--CLASS 1
-------------------------------------------------------------------------------------------------------------
  American Funds Asset          0.30%         --         0.01%     --       0.31%         --          0.31%
   Allocation Fund
-------------------------------------------------------------------------------------------------------------
  American Funds Bond Fund      0.37%         --         0.01%     --       0.38%         --          0.38%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                               DISTRIBUTION           ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                  AND/OR              FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                   MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
FUND                                  FEE          FEES      EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
--------------------------------------------------------------------------------------------------------------------
  American Funds Cash                 0.32%         --         0.01%      --      0.33%         --          0.33%
   Management Fund
--------------------------------------------------------------------------------------------------------------------
  American Funds Global Growth        0.53%         --         0.03%      --      0.56%         --          0.56%
   Fund
--------------------------------------------------------------------------------------------------------------------
  American Funds Global Small         0.71%         --         0.04%      --      0.75%         --          0.75%
   Capitalization Fund
--------------------------------------------------------------------------------------------------------------------
  American Funds Growth Fund          0.32%         --         0.02%      --      0.34%         --          0.34%
--------------------------------------------------------------------------------------------------------------------
  American Funds Growth-Income        0.27%         --         0.02%      --      0.29%         --          0.29%
   Fund
--------------------------------------------------------------------------------------------------------------------
  American Funds High-Income          0.46%         --         0.02%      --      0.48%         --          0.48%
   Bond Fund
--------------------------------------------------------------------------------------------------------------------
  American Funds International        0.49%         --         0.04%      --      0.53%         --          0.53%
   Fund
--------------------------------------------------------------------------------------------------------------------
  American Funds New World            0.74%         --         0.06%      --      0.80%         --          0.80%
   Fund(R)
--------------------------------------------------------------------------------------------------------------------
  American Funds U.S.                 0.34%         --         0.01%      --      0.35%         --          0.35%/1/
   Government/AAA-Rated
   Securities Fund
--------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I--CLASS A
--------------------------------------------------------------------------------------------------------------------
  DWS Bond VIP                        0.39%         --         0.20%      --      0.59%         --          0.59%
--------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP              0.37%         --         0.14%      --      0.51%         --          0.51%
--------------------------------------------------------------------------------------------------------------------
  DWS Global Small Cap Growth         0.89%         --         0.23%      --      1.12%         --          1.12%
   VIP
--------------------------------------------------------------------------------------------------------------------
  DWS Growth & Income VIP             0.39%         --         0.24%      --      0.63%         --          0.63%
--------------------------------------------------------------------------------------------------------------------
  DWS International VIP               0.79%         --         0.20%    0.01%     1.00%         --          1.00%
--------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II--CLASS A
--------------------------------------------------------------------------------------------------------------------
  DWS Balanced VIP                    0.37%         --         0.28%    0.02%     0.67%         --          0.67%
--------------------------------------------------------------------------------------------------------------------
  DWS Money Market VIP                0.29%         --         0.17%      --      0.46%         --          0.46%
--------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Growth            0.55%         --         0.23%      --      0.78%         --          0.78%
   VIP
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS--INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------
  Asset Manager: Growth(R)            0.56%         --         0.19%      --      0.75%         --          0.75%
   Portfolio
--------------------------------------------------------------------------------------------------------------------
  Asset Manager/SM/ Portfolio         0.51%         --         0.13%      --      0.64%         --          0.64%
--------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio                  0.41%         --         0.14%      --      0.55%         --          0.55%
--------------------------------------------------------------------------------------------------------------------
  Contrafund(R) Portfolio             0.56%         --         0.09%      --      0.65%         --          0.65%
--------------------------------------------------------------------------------------------------------------------
  Equity-Income Portfolio             0.46%         --         0.10%      --      0.56%         --          0.56%
--------------------------------------------------------------------------------------------------------------------
  Freedom 2010 Portfolio                --          --           --     0.57%     0.57%         --          0.57%
--------------------------------------------------------------------------------------------------------------------
  Freedom 2020 Portfolio                --          --           --     0.62%     0.62%         --          0.62%
--------------------------------------------------------------------------------------------------------------------
  Freedom 2030 Portfolio                --          --           --     0.66%     0.66%         --          0.66%
--------------------------------------------------------------------------------------------------------------------
  Freedom 2040 Portfolio                --          --           --     0.69%     0.69%         --          0.69%
--------------------------------------------------------------------------------------------------------------------
  Freedom 2050 Portfolio                --          --           --     0.71%     0.71%         --          0.71%
--------------------------------------------------------------------------------------------------------------------
  Growth & Income Portfolio           0.46%         --         0.14%      --      0.60%         --          0.60%
--------------------------------------------------------------------------------------------------------------------
  Growth Opportunities Portfolio      0.56%         --         0.14%      --      0.70%         --          0.70%
--------------------------------------------------------------------------------------------------------------------
  Growth Portfolio                    0.56%         --         0.11%      --      0.67%         --          0.67%
--------------------------------------------------------------------------------------------------------------------
  High Income Portfolio               0.57%         --         0.12%      --      0.69%         --          0.69%
--------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                DISTRIBUTION           ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR              FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                    MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
FUND                                   FEE          FEES      EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
----------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio                  0.10%         --           --       --      0.10%          --         0.10%/2/
----------------------------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio      0.32%         --         0.11%      --      0.43%          --         0.43%
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Portfolio                    0.56%         --         0.10%      --      0.66%          --         0.66%
----------------------------------------------------------------------------------------------------------------------
  Money Market Portfolio               0.18%         --         0.09%      --      0.27%          --         0.27%
----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio                   0.71%         --         0.15%      --      0.86%          --         0.86%
----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST--
 CLASS A
----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Core             0.59%         --         0.05%      --      0.64%          --         0.64%
   Portfolio
----------------------------------------------------------------------------------------------------------------------
  Janus Forty Portfolio                0.63%         --         0.04%      --      0.67%          --         0.67%
----------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond Debenture           0.50%         --         0.03%      --      0.53%          --         0.53%
   Portfolio
----------------------------------------------------------------------------------------------------------------------
  Met/Templeton Growth Portfolio       0.69%         --         0.13%      --      0.82%        0.02%        0.80%/3/
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Emerging Markets Equity       0.94%         --         0.18%      --      1.12%          --         1.12%
   Portfolio
----------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.--
 CLASS A
----------------------------------------------------------------------------------------------------------------------
  Barclays Capital Aggregate           0.25%         --         0.03%      --      0.28%        0.01%        0.27%/4/
   Bond Index Portfolio
----------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Value            0.63%         --         0.02%      --      0.65%        0.03%        0.62%/5/
   Portfolio
----------------------------------------------------------------------------------------------------------------------
  BlackRock Legacy Large Cap           0.73%         --         0.04%      --      0.77%        0.02%        0.75%/6/
   Growth Portfolio
----------------------------------------------------------------------------------------------------------------------
  BlackRock Money Market               0.32%         --         0.02%      --      0.34%        0.01%        0.33%/7/
   Portfolio
----------------------------------------------------------------------------------------------------------------------
  MetLife Mid Cap Stock Index          0.25%         --         0.06%    0.01%     0.32%          --         0.32%
   Portfolio
----------------------------------------------------------------------------------------------------------------------
  MetLife Stock Index Portfolio        0.25%         --         0.02%      --      0.27%        0.01%        0.26%/4/
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Portfolio        0.54%         --         0.04%      --      0.58%          --         0.58%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Value Portfolio               0.71%         --         0.02%      --      0.73%        0.11%        0.62%/8/
----------------------------------------------------------------------------------------------------------------------
  Morgan Stanley EAFE(R) Index         0.30%         --         0.11%    0.01%     0.42%          --         0.42%
   Portfolio
----------------------------------------------------------------------------------------------------------------------
  Russell 2000(R) Index Portfolio      0.25%         --         0.07%    0.01%     0.33%          --         0.33%
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
 TRUST--INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Core Equity Series            0.75%         --         0.26%      --      1.01%        0.11%        0.90%/9/
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Global Equity Series          1.00%         --         0.38%      --      1.38%        0.23%        1.15%/10/
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Growth Series                 0.75%         --         0.10%      --      0.85%          --         0.85%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) High Income Series            0.70%         --         0.10%      --      0.80%          --         0.80%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock        0.75%         --         0.12%      --      0.87%          --         0.87%
   Series
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series        0.75%         --         0.08%      --      0.83%          --         0.83%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Mid Cap Growth Series         0.75%         --         0.13%      --      0.88%          --         0.88%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series          0.90%         --         0.11%      --      1.01%          --         1.01%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Bond Series          0.50%         --         0.09%      --      0.59%          --         0.59%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series               0.75%         --         0.14%      --      0.89%          --         0.89%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series       0.70%         --         0.44%      --      1.14%        0.34%        0.80%/11/
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series           0.75%         --         0.06%      --      0.81%        0.04%        0.77%/12/
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                DISTRIBUTION           ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR              FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                    MANAGEMENT SERVICE(12B-1)  OTHER      AND    OPERATING     EXPENSE     OPERATING
FUND                                   FEE          FEES      EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series              0.73%         --         0.08%      --      0.81%          --         0.81%
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Value Series                  0.74%         --         0.08%      --      0.82%          --         0.82%
----------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST --
 CLASS IA
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Diversified Income         0.55%         --         0.19%      --      0.74%          --         0.74%
   Fund
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Equity Income Fund         0.48%         --         0.17%    0.05%     0.70%          --         0.70%
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Asset               0.60%         --         0.27%    0.02%     0.89%          --         0.89%
   Allocation Fund
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Equity Fund         0.70%         --         0.21%      --      0.91%          --         0.91%
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Utilities Fund      0.63%         --         0.19%      --      0.82%          --         0.82%
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Growth and Income          0.48%         --         0.15%      --      0.63%          --         0.63%
   Fund
----------------------------------------------------------------------------------------------------------------------
  Putnam VT High Yield Fund            0.57%         --         0.18%      --      0.75%          --         0.75%
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Income Fund                0.40%         --         0.19%      --      0.59%          --         0.59%
----------------------------------------------------------------------------------------------------------------------
  Putnam VT International Equity       0.70%         --         0.19%      --      0.89%          --         0.89%
   Fund
----------------------------------------------------------------------------------------------------------------------
  Putnam VT International Growth       0.93%         --         0.31%      --      1.24%        0.01%        1.23%/13/
   Fund
----------------------------------------------------------------------------------------------------------------------
  Putnam VT International Value        0.70%         --         0.21%      --      0.91%          --         0.91%
   Fund
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Investors Fund             0.56%         --         0.17%      --      0.73%          --         0.73%
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Money Market Fund          0.29%         --         0.16%      --      0.45%          --         0.45%
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Multi-Cap Growth           0.56%         --         0.19%      --      0.75%          --         0.75%
   Fund
----------------------------------------------------------------------------------------------------------------------
  Putnam VT Voyager Fund               0.56%         --         0.16%    0.02%     0.74%          --         0.74%
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Equity Income Portfolio              0.85%         --           --       --      0.85%          --         0.85%
----------------------------------------------------------------------------------------------------------------------
  New America Growth Portfolio         0.85%         --           --       --      0.85%          --         0.85%
----------------------------------------------------------------------------------------------------------------------
  Personal Strategy Balanced           0.90%         --           --     0.10%     1.00%        0.10%        0.90%
   Portfolio
----------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME
 SERIES, INC.
----------------------------------------------------------------------------------------------------------------------
  Limited-Term Bond Portfolio          0.70%         --           --     0.06%     0.76%          --         0.76%
----------------------------------------------------------------------------------------------------------------------

--------
/1/ The Fund's management fee has been restated to reflect current management fees as reduced in an amendment to the Fund's Investment Advisory and Service Agreement effective January 1, 2011.

/2/ Management fees have been reduced to 0.10%, and class expenses are limited to 0.10% (excluding interest, taxes, brokerage commissions, security lending fees, and extraordinary expenses). This expense limit is required by contract and may not be increased without approval of the fund's shareholders and board of trustees.

/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 to April 30, 2012, to limit its fee and to reimburse expenses to the extent necessary to limit net operating expenses to 0.80%, excluding 12b-1 fees. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio. MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio's assets are aggregated with those of certain other portfolios. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio

/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next

   $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

/5/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.68% for the first $250 million of the Portfolio's average daily net assets, 0.625% for the next $500 million, 0.60% for the next $250 million and 0.55% on amounts over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

/9/ MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that Net Total Annual Operating Expenses do not exceed 0.90% of the fund's average daily net assets annually for Initial Class shares. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

/10/ Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.90% of the fund's average daily net assets annually. In addition, MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that Net Total Annual Operating Expenses do not exceed 1.15% of the fund's average daily net assets annually for Initial Class shares. These written agreements will continue until modified by a vote of the fund's Board of Trustees, but such agreements will continue until at least April 30, 2012.

/11/ MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that Net Total Annual Operating Expenses do not exceed 0.80% of the fund's average daily net assets annually for Initial Class shares. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

/12/ Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

/13/ Net Total Annual Operating Expenses reflect Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2012. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

FUND INVESTMENT OBJECTIVE, ADVISER AND SUBADVISER

The following table summarizes the investment objective(s) and identifies the investment adviser and, if applicable, the subadviser of each Fund. More information regarding the Funds is contained in the prospectus for each Fund.

FUND                                INVESTMENT OBJECTIVE                              INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
 SERIES(R)--CLASS 1
----------------------------------------------------------------------------------------------------------------------
  American Funds Asset Allocation   Seeks high total return (including income and     Capital Research and Management
   Fund                             capital gains) consistent with preservation of    Company
                                    capital over the long term.
----------------------------------------------------------------------------------------------------------------------
  American Funds Bond Fund          Seeks as high a level of current income as is     Capital Research and Management
                                    consistent with the preservation of capital.      Company
----------------------------------------------------------------------------------------------------------------------
  American Funds Cash Management    Seeks to earn income on your cash reserves while  Capital Research and Management
   Fund                             preserving capital and maintaining liquidity.     Company
----------------------------------------------------------------------------------------------------------------------

FUND                                   INVESTMENT OBJECTIVE                                 INVESTMENT ADVISER/SUBADVISER
----------------------------------------------------------------------------------------------------------------------------
  American Funds Global                Seeks long-term growth of capital.                   Capital Research and Management
  Growth Fund                                                                               Company
----------------------------------------------------------------------------------------------------------------------------
  American Funds Global Small          Seeks long-term growth of capital.                   Capital Research and Management
   Capitalization Fund                                                                      Company
----------------------------------------------------------------------------------------------------------------------------
  American Funds Growth Fund           Seeks growth of capital.                             Capital Research and Management
                                                                                            Company
----------------------------------------------------------------------------------------------------------------------------
  American Funds Growth-Income         Seeks long-term growth of capital and income.        Capital Research and Management
   Fund                                                                                     Company
----------------------------------------------------------------------------------------------------------------------------
  American Funds High-Income Bond      Seeks a high level of current income. Its secondary  Capital Research and Management
   Fund                                investment objective is capital appreciation.        Company
----------------------------------------------------------------------------------------------------------------------------
  American Funds International Fund    Seeks long-term growth of capital.                   Capital Research and Management
                                                                                            Company
----------------------------------------------------------------------------------------------------------------------------
  American Funds New World Fund(R)     Seeks long-term capital appreciation.                Capital Research and Management
                                                                                            Company
----------------------------------------------------------------------------------------------------------------------------
  American Funds U.S. Government/      Seeks a high level of current income consistent      Capital Research and Management
   AAA-Rated Securities Fund           with preservation of capital.                        Company
----------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I--CLASS A
----------------------------------------------------------------------------------------------------------------------------
  DWS Bond VIP                         Seeks to maximize total return consistent with       Deutsche Investment Management
                                       preservation of capital and prudent investment       Americas Inc.
                                       management, by investing for both current income
                                       and capital appreciation.
----------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP               Seeks to provide long-term growth of capital.        Deutsche Investment Management
                                                                                            Americas Inc.
----------------------------------------------------------------------------------------------------------------------------
  DWS Global Small Cap Growth VIP      Seeks above-average capital appreciation over the    Deutsche Investment Management
                                       long-term.                                           Americas Inc.
----------------------------------------------------------------------------------------------------------------------------
  DWS Growth & Income VIP              Seeks long-term growth of capital, current income    Deutsche Investment Management
                                       and growth of income.                                Americas Inc.
                                                                                            Subadviser: QS Investors, LLC
----------------------------------------------------------------------------------------------------------------------------
  DWS International VIP                Seeks long-term growth of capital.                   Deutsche Investment Management
                                                                                            Americas Inc.
----------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II--CLASS A
----------------------------------------------------------------------------------------------------------------------------
  DWS Balanced VIP                     Seeks high total return, a combination of income     Deutsche Investment Management
                                       and capital appreciation.                            Americas Inc.
                                                                                            Subadviser: QS Investors, LLC
                                                                                            Deutsche Asset Management
                                                                                            International GmbH
----------------------------------------------------------------------------------------------------------------------------
  DWS Money Market VIP                 Seeks maximum current income to the extent           Deutsche Investment Management
                                       consistent with stability of principal.              Americas Inc.
----------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Growth VIP         Seeks long-term capital appreciation.                Deutsche Investment Management
                                                                                            Americas Inc.
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS--INITIAL CLASS
----------------------------------------------------------------------------------------------------------------------------
  Asset Manager: Growth(R) Portfolio   Seeks to maximize total return by allocating its     Fidelity Management & Research
                                       assets among stocks, bonds, short-term               Company
                                       instruments, and other investments.                  Subadviser: FMR Co., Inc.
                                                                                            Fidelity Investments Money
                                                                                            Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Asset Manager/SM/ Portfolio          Seeks to obtain high total return with reduced risk  Fidelity Management & Research
                                       over the long-term by allocating its assets among    Company
                                       stocks, bonds, and short-term instruments.           Subadviser: FMR Co., Inc.
                                                                                            Fidelity Investments Money
                                                                                            Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio                   Seeks income and capital growth consistent with      Fidelity Management & Research
                                       reasonable risk.                                     Company
                                                                                            Subadviser: FMR Co., Inc.
                                                                                            Fidelity Investments Money
                                                                                            Management, Inc.
----------------------------------------------------------------------------------------------------------------------------

FUND                                   INVESTMENT OBJECTIVE                               INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------------
  Contrafund(R) Portfolio              Seeks long-term capital appreciation.              Fidelity Management & Research
                                                                                          Company
                                                                                          Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Equity-Income Portfolio              Seeks reasonable income. The fund will also        Fidelity Management & Research
                                       consider the potential for capital appreciation.   Company
                                       The fund's goal is to achieve a yield which        Subadviser: FMR Co., Inc.
                                       exceeds the composite yield on the securities
                                       comprising the Standard & Poor's 500(R) Index
                                       (S&P 500(R)).
---------------------------------------------------------------------------------------------------------------------------------
  Freedom 2010 Portfolio               Seeks high total return with a secondary           Strategic Advisers, Inc.
                                       objective of principal preservation as the fund
                                       approaches its target date and beyond.
---------------------------------------------------------------------------------------------------------------------------------
  Freedom 2020 Portfolio               Seeks high total return with a secondary           Strategic Advisers, Inc.
                                       objective of principal preservation as the fund
                                       approaches its target date and beyond.
---------------------------------------------------------------------------------------------------------------------------------
  Freedom 2030 Portfolio               Seeks high total return with a secondary           Strategic Advisers, Inc.
                                       objective of principal preservation as the fund
                                       approaches its target date and beyond.
---------------------------------------------------------------------------------------------------------------------------------
  Freedom 2040 Portfolio               Seeks high total return with a secondary           Strategic Advisers, Inc.
                                       objective of principal preservation as the fund
                                       approaches its target date and beyond.
---------------------------------------------------------------------------------------------------------------------------------
  Freedom 2050 Portfolio               Seeks high total return with a secondary           Strategic Advisers, Inc.
                                       objective of principal preservation as the fund
                                       approaches its target date and beyond.
---------------------------------------------------------------------------------------------------------------------------------
  Growth & Income Portfolio            Seeks high total return through a combination of   Fidelity Management & Research
                                       current income and capital appreciation.           Company
                                                                                          Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Growth Opportunities Portfolio       Seeks to provide capital growth.                   Fidelity Management & Research
                                                                                          Company
                                                                                          Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Growth Portfolio                     Seeks to achieve capital appreciation.             Fidelity Management & Research
                                                                                          Company
                                                                                          Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
  High Income Portfolio                Seeks a high level of current income, while also   Fidelity Management & Research
                                       considering growth of capital.                     Company
                                                                                          Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio                  Seeks investment results that correspond to the    Fidelity Management & Research
                                       total return of common stocks publicly traded in   Company
                                       the United States, as represented by the S&P       Subadviser: FMR Co., Inc.
                                       500(R).                                            Geode Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio      Seeks as high a level of current income as is      Fidelity Management & Research
                                       consistent with the preservation of capital.       Company
                                                                                          Subadviser: Fidelity Investments Money
                                                                                          Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Portfolio                    Seeks long-term growth of capital.                 Fidelity Management & Research
                                                                                          Company
                                                                                          Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Portfolio               Seeks as high a level of current income as is      Fidelity Management & Research
                                       consistent with preservation of capital and        Company
                                       liquidity.                                         Subadviser: Fidelity Investments Money
                                                                                          Management, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio                   Seeks long-term growth of capital.                 Fidelity Management & Research
                                                                                          Company
                                                                                          Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST--CLASS A
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Core Portfolio   Seeks long-term capital growth.                    MetLife Advisers, LLC
                                                                                          Subadviser: BlackRock Advisors, LLC
---------------------------------------------------------------------------------------------------------------------------------

FUND                                     INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------------
  Janus Forty Portfolio                  Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                  Subadviser: Janus Capital Management
                                                                                  LLC
------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond Debenture             Seeks high current income and the        MetLife Advisers, LLC
   Portfolio                             opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
------------------------------------------------------------------------------------------------------------------------
  Met/Templeton Growth Portfolio         Seeks long-term capital growth.          MetLife Advisers, LLC
                                                                                  Subadviser: Templeton Global Advisors
                                                                                  Limited
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Emerging Markets Equity         Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio                                                                      Subadviser: Massachusetts Financial
                                                                                  Services Company
------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.--
 CLASS A
------------------------------------------------------------------------------------------------------------------------
  Barclays Capital Aggregate Bond        Seeks to equal the performance of the    MetLife Advisers, LLC
   Index Portfolio                       Barclays Capital U.S. Aggregate Bond     Subadviser: MetLife Investment
                                         Index.                                   Advisors Company, LLC
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Value              Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio                                                                      Subadviser: BlackRock Advisors, LLC
------------------------------------------------------------------------------------------------------------------------
  BlackRock Legacy Large Cap             Seeks long-term growth of capital.       MetLife Advisers, LLC
   Growth Portfolio                                                               Subadviser: BlackRock Advisors, LLC
------------------------------------------------------------------------------------------------------------------------
  BlackRock Money Market Portfolio       Seeks a high level of current income     MetLife Advisers, LLC
                                         consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                         capital./1/
------------------------------------------------------------------------------------------------------------------------
  MetLife Mid Cap Stock Index            Seeks to equal the performance of the    MetLife Advisers, LLC
   Portfolio                             Standard & Poor's MidCap 400(R)          Subadviser: MetLife Investment
                                         Composite Stock Price Index.             Advisors Company, LLC
------------------------------------------------------------------------------------------------------------------------
  MetLife Stock Index Portfolio          Seeks to equal the performance of the    MetLife Advisers, LLC
                                         Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                         Stock Price Index.                       Advisors Company, LLC
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Portfolio          Seeks a favorable total return through   MetLife Advisers, LLC
                                         investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                  Services Company
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Value Portfolio                 Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                  Subadviser: Massachusetts Financial
                                                                                  Services Company
------------------------------------------------------------------------------------------------------------------------
  Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the    MetLife Advisers, LLC
   Portfolio                             MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                  Advisors Company, LLC
------------------------------------------------------------------------------------------------------------------------
  Russell 2000(R) Index Portfolio        Seeks to equal the performance of the    MetLife Advisers, LLC
                                         Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                  Advisors Company, LLC
------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST--
 INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Core Equity Series              Seeks capital appreciation.              Massachusetts Financial Services
                                                                                  Company
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Global Equity Series            Seeks capital appreciation.              Massachusetts Financial Services
                                                                                  Company
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Growth Series                   Seeks capital appreciation.              Massachusetts Financial Services
                                                                                  Company
------------------------------------------------------------------------------------------------------------------------
  MFS(R) High Income Series              Seeks total return with an emphasis on   Massachusetts Financial Services
                                         high current income, but also            Company
                                         considering capital appreciation.
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series   Seeks capital appreciation.              Massachusetts Financial Services
                                                                                  Company
------------------------------------------------------------------------------------------------------------------------

FUND                                   INVESTMENT OBJECTIVE                                INVESTMENT ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series        Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                           Company
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Mid Cap Growth Series         Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                           Company
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series          Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                           Company
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Bond Series          Seeks total return with an emphasis on current      Massachusetts Financial Services
                                       income, but also considering capital appreciation.  Company
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series               Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                           Company
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series       Seeks total return with an emphasis on high         Massachusetts Financial Services
                                       current income, but also considering capital        Company
                                       appreciation.
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series           Seeks total return.                                 Massachusetts Financial Services
                                                                                           Company
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series              Seeks total return.                                 Massachusetts Financial Services
                                                                                           Company
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Value Series                  Seeks capital appreciation.                         Massachusetts Financial Services
                                                                                           Company
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST--CLASS IA
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Diversified Income Fund    Seeks as high a level of current income as Putnam   Putnam Investment Management, LLC
                                       Management believes is consistent with
                                       preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Equity Income Fund         Seeks capital growth and current income.            Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Asset Allocation    Seeks long-term return consistent with              Putnam Investment Management, LLC
   Fund                                preservation of capital.                            Subadviser: The Putnam Advisory
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Equity Fund         Seeks capital appreciation.                         Putnam Investment Management, LLC
                                                                                           Subadviser: The Putnam Advisory
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Utilities Fund      Seeks capital growth and current income.            Putnam Investment Management, LLC
                                                                                           Subadviser: The Putnam Advisory
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Growth and Income          Seeks capital growth and current income.            Putnam Investment Management, LLC
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT High Yield Fund            Seeks high current income. Capital growth is a      Putnam Investment Management, LLC
                                       secondary goal when consistent with achieving       Subadviser: The Putnam Advisory
                                       high current income.                                Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Income Fund                Seeks high current income consistent with what      Putnam Investment Management, LLC
                                       Putnam Management believes to be prudent risk.
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT International Equity       Seeks capital appreciation.                         Putnam Investment Management, LLC
   Fund                                                                                    Subadviser: The Putnam Advisory
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT International Growth       Seeks long-term capital appreciation.               Putnam Investment Management, LLC
   Fund                                                                                    Subadviser: The Putnam Advisory
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT International Value Fund   Seeks capital growth. Current income is a           Putnam Investment Management, LLC
                                       secondary objective.                                Subadviser: The Putnam Advisory
                                                                                           Company, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Investors Fund             Seeks long-term growth of capital and any           Putnam Investment Management, LLC
                                       increased income that results from this growth.
-----------------------------------------------------------------------------------------------------------------------------
  Putnam VT Money Market Fund          Seeks as high a rate of current income as Putnam    Putnam Investment Management, LLC
                                       Management believes is consistent with
                                       preservation of capital and maintenance of
                                       liquidity.
-----------------------------------------------------------------------------------------------------------------------------

FUND                                     INVESTMENT OBJECTIVE                                  INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------------
  Putnam VT Multi-Cap Growth Fund        Seeks long-term capital appreciation.                 Putnam Investment Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
  Putnam VT Voyager Fund                 Seeks capital appreciation.                           Putnam Investment Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Equity Income Portfolio                Seeks to provide substantial dividend income as       T. Rowe Price Associates, Inc.
                                         well as long-term growth of capital through
                                         investments in the common stocks of established
                                         companies.
---------------------------------------------------------------------------------------------------------------------------------
  New America Growth Portfolio           Seeks to provide long-term capital growth by          T. Rowe Price Associates, Inc.
                                         investing primarily in the common stocks of
                                         growth companies.
---------------------------------------------------------------------------------------------------------------------------------
  Personal Strategy Balanced Portfolio   Seeks the highest total return over time, consistent  T. Rowe Price Associates, Inc.
                                         with an emphasis on both capital growth and
                                         income.
---------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES,
 INC.
---------------------------------------------------------------------------------------------------------------------------------
  Limited-Term Bond Portfolio            Seeks a high level of income consistent with          T. Rowe Price Associates, Inc.
                                         moderate fluctuations in principal value.
---------------------------------------------------------------------------------------------------------------------------------

/1/ An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the investment division in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

TRANSFERS

The following Funds are "Monitored Portfolios" as defined in the Transfer section of the prospectus:

American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds New World Fund(R)
DWS Global Small Cap Growth VIP
DWS International VIP
DWS Small Mid Cap Growth VIP
Fidelity(R) VIP High Income Portfolio
Fidelity(R) VIP Overseas Portfolio
Met Investors Series Trust Lord Abbett Bond Debenture Portfolio Met Investors Series Trust Met/Templeton Growth Portfolio
Met Investors Trust MFS(R) Emerging Markets Equity Portfolio Metropolitan Series Fund Morgan Stanley EAFE(R) Index Portfolio Metropolitan Series Fund Russell 2000(R) Index Portfolio
MFS(R) Global Equity Series
MFS(R) High Income Series
MFS(R) New Discovery Series
MFS(R) Strategic Income Series
Putnam VT Global Asset Allocation Fund
Putnam VT Global Equity Fund
Putnam VT Global Utilities Fund
Putnam VT High Yield Fund
Putnam VT International Equity Fund
Putnam VT International Growth Fund
Putnam VT International Value Fund.

In addition to the Funds identified above, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. As a condition to making their portfolios available in our products,

American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Funds, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described in the prospectus, see "Transfer"), and transfer restrictions may be imposed upon a violation of either monitoring policy.